VESSEL PURCHASE PREPAYMENTS - Schedule of Vessel Purchase Prepayments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equipment Prepayment [Roll Forward]
At beginning of period	$ 289,600	$ 349,472
Deposits to vessels purchase prepayments	0	125,800
Transfer to vessels and equipment	(289,600)	(185,672)
At end of period	$ 0	$ 289,600